NET INVESTMENT IN DIRECT FINANCING LEASES (Schedule of Allowance for Uncollectible Lease Payments Receivables) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Allowance for uncollectible receivables at the beginning of year	$ 867,316	$ 858,362	$ 302,401
Provision for lease payment receivables - specific	3,194,090	0	0
(Reversal of provision) Provision - general	(85,570)	27,332	597,444
Effect of foreign currency translation	(32,711)	(18,378)	(41,483)
Allowance for uncollectible receivables at the end of year	3,943,125	867,316	$ 858,362
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	3,139,155	0
Collectively evaluated for impairment	803,970	867,316
Minimum lease payments receivable
Individually evaluated for impairment	3,139,155	0
Collectively evaluated for impairment	80,397,048	86,731,625
Ending balance	$ 83,536,203	$ 86,731,625